Advances to joint ventures	9 Months Ended
Sep. 30, 2019
Advances to joint ventures
Advances to joint ventures

7. Advances to joint ventures

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Current portion of advances to joint ventures	$—	$—
Long-term advances to joint ventures	3,755	3,536
Advances/shareholder loans to joint ventures	$3,755	$3,536

The Partnership had advances of $3.0 million and $2.8 million due from SRV Joint Gas Ltd. as of September 30, 2019 and December 31, 2018, respectively. The Partnership had advances of $0.8 million and $0.7 million due from SRV Joint Gas Two Ltd. as of September 30, 2019 and December 31, 2018, respectively. The joint ventures repaid the original principal of all shareholder loans during 2016. As of September 30, 2019, the outstanding balances are accrued interest on the shareholder loans.

As of September 30, 2017, the joint ventures suspended payments on the shareholder loans pending the outcome of the boil-off claim. Accordingly, the outstanding balance on the shareholder loans is classified as long-term as of September 30, 2019 and December 31, 2018. Refer to note 14 under “Joint ventures claims and accruals.” The advances, including accrued interest, can be repaid based on available cash after servicing of long-term bank debt. There are no financial covenants in the joint ventures’ bank debt facilities, but certain other covenants and restrictions apply. Certain conditions apply to making distributions for the shareholder loans or dividends, including meeting a 1.20 historical and projected debt service coverage ratio. As of September 30, 2019, both the 1.20 historical and projected debt service coverage ratio had not been met by SRV Joint Gas Two Ltd. As a result, no payments on the shareholder loans can be made until the debt service coverage ratio is met in future periods. As of September 30, 2019, both the 1.20 historical and projected debt service coverage ratios were met by SRV Joint Gas Ltd. As a result, SRV Joint Gas Ltd. qualifies to make payments on the shareholder loans.